SUBORDINATED DEBTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBORDINATED DEBTS

20)	SUBORDINATED DEBTS

a)	Composition of subordinated debt

Maturity	R$ thousands
	Original term in years	Nominal amount	On December 31, 2023	On December 31, 2022
In Brazil:
Financial bills:
2023		-	-	2,430,244
2024	7	67,450	133,720	118,737
2025	7	3,871,906	5,952,305	5,211,294
2027	7	401,060	566,936	492,360
2023		-	-	3,083,598
2024	8	136,695	277,420	243,608
2025	8	3,328,102	3,669,281	3,642,764
2026	8	694,800	1,066,237	932,713
2028	8	55,437	78,390	67,985
2024	9	2,368,200	2,976,339	2,581,541
2025	9	3,924	10,634	12,354
2027	9	362,212	677,550	616,544
2023		89,700	146,531	129,175
2025	10	-	-	1,643,525
2026	10	284,137	959,846	827,974
2027	10	196,196	501,506	438,172
2028	10	256,243	472,023	423,111
2030	10	248,300	451,350	402,261
2030	8	134,500	190,207	171,951
2031	10	7,270,000	9,973,583	8,618,267
2032	10	5,378,500	6,714,453	5,813,434
2033	10	531,000	557,446	-
2026	11	2,500	4,133	6,907
2027	11	47,046	91,696	80,272
2028	11	74,764	143,520	129,311
Perpetual	-	13,798,555	14,722,748	14,123,230
Total (1)			50,337,854	52,241,332
(1)	Includes the amount of R$39,279,827 thousand (December 31, 2022 – R$37,781,759 thousand), referring to subordinated debts recognized in “Eligible Debt Capital Instruments” for regulatory capital purpose.

b)	Changes in subordinated debt

	R$ thousands
	2023	2022
Opening balances on January 1	52,241,332	54,451,077
Issuance	1,129,800	9,796,000
Interest accrued	7,007,236	7,262,125
Settlement and interest payments	(10,040,514)	(18,768,306)
Foreign exchange variation	-	(499,564)
Closing balance on December 31	50,337,854	52,241,332